Investments - Summary of Investments Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of investments in financial assets and real estate [line items]
Investments in real estate	€ 53	€ 479
Financial Assets Excluding Derivatives Category [Member]
Disclosure of investments in financial assets and real estate [line items]
FVOCI – with recycling	52,531	49,747
FVOCI – no recycling	10	10
Amortized cost	9,522	9,719
Financial assets measured at FVPL – designated	98,187	217,880
Financial assets measured at FVPL – mandatory	6,884	7,306
Total	167,134	284,662
Investments in real estate	53	479
Total investments	167,187	285,141
Financial Assets Excluding Derivatives Category [Member] | Insurance Contract With Direct Participation [Member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	69,258	109,580
Total	69,258	109,580
Investments in real estate		217
Total investments	69,258	109,798
Financial Assets Excluding Derivatives Category [Member] | Insurance Contract Without Direct Participation [Member]
Disclosure of investments in financial assets and real estate [line items]
FVOCI – with recycling	43,497	41,100
FVOCI – no recycling	9	9
Amortized cost	7,170	7,443
Financial assets measured at FVPL – designated	641	1,637
Financial assets measured at FVPL – mandatory	5,778	6,207
Total	57,095	56,397
Investments in real estate	53	42
Total investments	57,148	56,439
Financial Assets Excluding Derivatives Category [Member] | Investment Contracts With DPF With Direct Participation [Member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated		21,441
Total		21,441
Investments in real estate		132
Total investments		21,573
Financial Assets Excluding Derivatives Category [Member] | Non Insurance Related Investment [member]
Disclosure of investments in financial assets and real estate [line items]
FVOCI – with recycling	9,033	8,647
FVOCI – no recycling	1	1
Amortized cost	2,352	2,276
Financial assets measured at FVPL – designated	28,287	85,222
Financial assets measured at FVPL – mandatory	1,107	1,098
Total	40,781	97,244
Investments in real estate		87
Total investments	€ 40,781	€ 97,331